Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2013
Authorized and outstanding equity

As of June 30, 2013, APAM had the following authorized and outstanding equity:

	Shares at June 30, 2013
	Authorized	Outstanding	Voting Rights	Economic Rights
Common shares
Class A, par value $0.01 per share	500,000,000	12,712,279	1 vote per share	Proportionate (2)
Class B, par value $0.01 per share	200,000,000	25,839,002	5 votes per share (1)	None (2)
Class C, par value $0.01 per share	400,000,000	28,834,161	1 vote per share (1)	None (2)

Preferred shares
Convertible preferred, par value $0.01 per share	15,000,000	2,565,463	1 vote per share	Proportionate (2)

(1)

In connection with the IPO-related reorganization, each of our employee-partners and Artisan Investment Corporation granted an irrevocable voting proxy with respect to all shares of our common stock they held at such time or acquire from us in the future to a Stockholders Committee. As of June 30, 2013, our employee-partners held all 25,839,002 outstanding shares of Class B common stock and AIC held 9,627,644 outstanding shares of Class C common stock.

(2)

The holders of preferred units of Holdings are entitled to preferential distributions in the case of a partial capital event or upon dissolution of Holdings. In the case of any distributions on the preferred units, prior to declaring or paying any dividends on the Class A common stock, APAM must pay the holders of convertible preferred stock a dividend equal to the distribution APAM received in respect of the preferred units it holds, net of taxes, if any.